FINANCE EXPENSE	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
FINANCE EXPENSE

24       FINANCE EXPENSE

	2025	2024	2023
Accretion expense (Note 16)	(5,090)	(5,972)	(4,954)
Lease interest expense (Note 18 (b))	(4,231)	(9,144)	(7,120)
Interest expense on loans and debentures	(25,913)	(22,063)	(12,464)
Finance cost on post-employment benefit	(2,487)	(1,045)	(1,032)
Unrealized loss with derivative gold collars	(281,489)	(80,241)	(25,683)
Realized loss with derivative gold collars	(56,519)	(5,376)	-
Loss on other derivative transactions	(5,997)	(4,707)	(2,888)
Foreign exchange	(8,976)	(12,268)	(56)
Derivative fee(a)	-	(13,522)	-
Change in liability measured at fair value (Note 14)	(12,716)	-	-
Loss on settlement of liability with equity instruments (Note 13)	(8,763)	-	-
Other finance costs	(3,904)	(3,444)	193
Finance expenses	(416,085)	(157,782)	(54,004)

Change in liability measured at fair value (Note 14)	-	719	-
Interest income	9,091	5,384	4,625
Finance income	9,091	6,103	4,625

Total finance result	(406,994)	(151,679)	(49,379)

(a)	The Company, during the month of April 2024 negotiated with the financial institutions the suspension/elimination of Credit Support Agreements (“CSAs”) related to the gold derivatives which contained certain provisions which would allow such financial institutions to require cash collateral (“margin calls”) if the fair value balances exceeded previously agreed thresholds. As part of the negotiation, the Company agreed to pay the total amount of US$ 13,522.